Note 31 - Related party transactions (Details Textual) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Dec. 17, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 17, 2025	May 06, 2025
Disclosure of transactions between related parties [line items]
Total number of shares issued (in shares)		1,071,994,930	1,071,994,930	1,162,757,528	1,180,536,830		1,162,757,528
Key management personnel compensation, short-term employee benefits			$ 44.7	$ 33.4	$ 47.5
Key management personnel compensation, other long-term employee benefits			$ 6.7	$ 6.9	$ 5.6
Techint Holdings S.àr.l. [Member] | Bottom of range [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate						67.00%
San Faustin S.A. [member]
Disclosure of transactions between related parties [line items]
Percent of company voting capital		70.07%	70.07%
Total number of shares issued (in shares)		708,945,896	708,945,896
Proportion of ownership interest in associate		66.13%	66.13%
Techint Holdings S.àr.l. [Member] | Tenaris SA [member]
Disclosure of transactions between related parties [line items]
Number of ordinary shares sale		4,819,291
Number of ordinary shares sale settled		4,659,291
Shares disposal program number of ordinary shares sale	2,600,000
Techint Holdings S.àr.l. [Member] | Tenaris SA [member] | Top of range [member] | Major ordinary share transactions [member]
Disclosure of transactions between related parties [line items]
Shares disposal program number of ordinary shares sale	21,000,000
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Percent of company voting capital		0.09%	0.09%
Proportion of ownership interest in associate		0.08%	0.08%
Units issued, related party transactions (in shares)			408,000	448,000	388,000